Segment reporting	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Segment reporting	Segment reporting
Nomad has one reporting and operating segment, "Frozen", reflected in the segment presentation below for the periods presented. The CODM primarily uses “Adjusted EBITDA”, disclosed in Note 3.19, as the key measure of the segment’s results, which is considered non-IFRS financial information.
Segment Adjusted EBITDA

		Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
	Note	€m	€m	€m
Profit for the year		136.7	227.1	192.7
Taxation		8.6	50.8	60.9
Net financing costs		180.1	109.1	86.8
Depreciation and amortization		109.4	96.9	95.0
Exceptional items	7	78.4	69.5	72.5
Other add-backs		9.5	11.7	27.1
Adjusted EBITDA		522.7	565.1	535.0

Other add-backs include the elimination of share based payment expense and related employer payroll expense of €8.4 million (2024: €10.4 million, 2023: €26.1 million) and elimination of non-operating M&A related costs, professional fees and transaction costs of €1.1 million (2024: €1.3 million, 2023: €1.0 million). We exclude these costs because we do not believe they are indicative of our normal operating costs, can vary significantly in amount and frequency, and are unrelated to our underlying operating performance.
No information on segment assets or liabilities is presented to the CODM.
Product information
Management considers the products it sells belong to one category, being "Frozen".
Geographical information
External revenue by geography

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
	€m	€m	€m
United Kingdom	829.3	879.6	869.4
Italy	390.5	392.5	377.8
Germany	375.3	384.8	397.2
France	214.3	212.6	209.3
Croatia	145.6	141.8	136.3
Sweden	142.6	134.6	138.1
Serbia	132.3	130.8	117.5
Austria	128.3	132.1	126.9
Norway	120.9	121.1	124.2
Spain	80.9	83.2	82.7
Switzerland	78.5	80.7	80.4
Rest of Europe	394.0	406.0	384.7
Total external revenue by geography	3,032.5	3,099.8	3,044.5

Non-current assets by geography

	December 31, 2025	December 31, 2024
	€m	€m
United Kingdom	161.9	174.9
Germany	145.5	134.7
Serbia	69.2	65.8
Italy	67.5	67.4
Croatia	64.4	58.3
Ireland	36.2	34.4
Norway	22.4	23.3
Sweden	7.9	18.6
Rest of Europe	71.2	69.6
Total non-current assets by geography	646.2	647.0
Non-current assets exclude deferred tax assets, goodwill and brands which are not bound to one geographical area